Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 8,790	€ 15,107	€ 17,628
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	8,647
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	8,862	15,186	17,714
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	9,547
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	13,725	17,691	16,511
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(933)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(3,304)	(813)	2,197
Japanese yen | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Japanese yen | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	214
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(1)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,250)
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(9)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(179)
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	43
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 656	€ (1,692)	€ (994)